Intangible Assets (Details) - Schedule of Intangible Assets	12 Months Ended
	Jun. 30, 2023 USD ($)
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Opening net book amount
Acquisition of assets	52,717,427	[1]
Amortisation charge		[2]
Closing net book amount	52,717,427
Cost	52,717,427
Accumulated amortization and impairment		[2]
Net book amount	52,717,427
Patents [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Opening net book amount
Acquisition of assets	22,822,000	[1]
Amortisation charge		[2]
Closing net book amount	22,822,000
Cost	22,822,000
Accumulated amortization and impairment		[2]
Net book amount	22,822,000
Trademarks [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Opening net book amount
Acquisition of assets	28,904,000	[1]
Amortisation charge		[2]
Closing net book amount	28,904,000
Cost	28,904,000
Accumulated amortization and impairment		[2]
Net book amount	28,904,000
Other intangibles [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Opening net book amount		[3]
Acquisition of assets	991,000	[1],[3]
Amortisation charge		[2],[3]
Closing net book amount	991,000	[3]
Cost	991,000	[3]
Accumulated amortization and impairment		[2],[3]
Net book amount	$ 991,000	[3]

[1]	On 4 August 2022, the Company completed the acquisition of APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. In addition to the shares issued to APIRx, the Company issued 13,090,170 IHL ordinary shares & 9,000,000 IHL options to Ryba LLC as part of their engagement terms as lead M&A advisors, which were included in the cost of the assets acquired. The total cost was allocated to the acquired assets on the basis of the assets’ relative fair values.
[2]	Patents have been assessed to have a 13-year useful life; trademarks have an indefinite useful life. There has been no amortisation at period end as the assets are not available for use yet.
[3]	Other intangibles relates to the fair value of other IP assets acquired, including pending or inactive patents.